Schedule of Investments August 31, 2020 (unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 75.0% (1)
Canadian Crude Oil Pipelines - 15.6% (1)
Enbridge Inc.	4,552,337	$145,765,831
Inter Pipeline Ltd.	3,507,014	37,023,485
Pembina Pipeline Corporation	3,391,931	83,995,378
		266,784,694
Canadian Natural Gas/Natural Gas Liquids Pipelines - 9.0% (1)
Keyera Corp.	2,833,679	51,748,560
TC Energy Corporation	2,206,628	102,961,262
		154,709,822
United States Crude Oil Pipelines - 5.8% (1)
Plains GP Holdings, L.P. (2)	13,549,915	99,049,879
United States Diversified Infrastructure - 4.1% (1)
NextEra Energy, Inc.	157,544	43,981,559
NextEra Energy Partners LP	279,898	16,883,447
Sempra Energy	77,968	9,640,743
		70,505,749
United States Natural Gas Gathering/Processing - 10.2% (1)
Antero Midstream Corporation	3,128,075	21,177,068
Equitrans Midstream Corporation	6,364,445	65,426,495
Hess Midstream LP	531,184	9,391,333
Targa Resources Corp.	4,660,253	79,270,903
		175,265,799
United States Natural Gas/Natural Gas Liquids Pipelines - 30.3% (1)
Cheniere Energy, Inc. (3)	2,684,552	139,730,932
Kinder Morgan, Inc.	10,562,270	145,970,571
ONEOK, Inc.	2,801,292	76,979,504
The Williams Companies, Inc.	7,512,990	155,969,672
		518,650,679
Total Common Stock
(Cost $1,552,423,796)		1,284,966,622

Master Limited Partnerships - 24.5% (1)
United States Crude Oil Pipelines - 3.4% (1)
BP Midstream Partners LP	1,473,006	17,366,741
Shell Midstream Partners, L.P.	4,042,357	42,000,089
		59,366,830
United States Natural Gas Gathering/Processing - 1.2% (1)
Western Midstream Partners, LP	2,255,063	20,453,421
United States Natural Gas/Natural Gas Liquids Pipelines - 9.4% (1)
Energy Transfer LP	12,027,380	77,215,780
Enterprise Products Partners L.P.	4,802,666	84,334,815
		161,550,595
United States Other - 0.2% (1)
Westlake Chemical Partners LP	159,570	3,231,293
United States Refined Product Pipelines - 10.3% (1)
Magellan Midstream Partners, L.P.	1,617,740	61,490,297
MPLX LP	4,636,612	84,710,901
Phillips 66 Partners LP	1,109,781	29,875,305
		176,076,503
Total Master Limited Partnerships
(Cost $639,395,301)		420,678,642

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
First American Government Obligations Fund, Class X, 0.07% (4)
(Cost $228)	228	228

Total Investments - 99.5% (1)
(Cost $2,191,819,325)		1,705,645,492
Other Assets in Excess of Liabilities, Net - 0.5%(1)		8,383,173
Total Net Assets - 100.0%(1)		$1,714,028,665

(1)	Calculated as a percentage of net assets.
(2)	Represents an affiliated company as defined by the Investment Company Act of 1940.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of August 31, 2020.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,284,966,622	$-	$-	$1,284,966,622
Master Limited Partnerships	420,678,642	-	-	420,678,642
Short-Term Investment	228	-	-	228
Total Investments	$1,705,645,492	$-	$-	$1,705,645,492

Refer to the Fund's Schedule of Investments for additional industry information.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended August 31, 2020, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares
Plains GP Holdings, L.P.	8,603,956	6,880,660	(1,934,701)	13,549,915

	Value as of August 31, 2020	Dividend Income	Return of Capital	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Plains GP Holdings, L.P.	$99,049,879	$-	$8,124,649	$(19,536,684)	$(79,694,825)